North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.2%
	COMMUNICATION SERVICES - 4.2%
	Diversified Telecommunication Services - 1.9%
550	Bandwidth Inc. - Class A*	$87,098
2,390	Cogent Communications Holdings, Inc.	143,041
900	Iridium Communications Inc.*	34,479
6,840	Ooma, Inc.*	108,072
1,850	Vonage Holdings Corp.*	24,457
		397,147
	Entertainment - 1.5%
11,480	Glu Mobile, Inc.*	143,270
1,060	World Wrestling Entertainment, Inc. - Class A	52,364
9,580	Zynga Inc. - Class A*	106,817
		302,451
	Interactive Media & Services - 0.6%
1,160	CarGurus, Inc.*	30,102
3,452	Eventbrite, Inc. - Class A*	68,591
6,590	TrueCar, Inc.*	35,718
		134,411
	Media - 0.1%
510	Boston Omaha Corp. - Class A*	21,410

	Wireless Telecommunication Services - 0.1%
1,270	Gogo Inc.*	15,050

	TOTAL COMMUNICATION SERVICES	870,469

	CONSUMER DISCRETIONARY - 20.2%
	Auto Components - 2.6%
420	Fox Factory Holding Corp.*	53,403
4,018	Patrick Industries, Inc.	317,141
4,300	Veoneer, Inc.*	118,164
2,530	Workhorse Group Inc.*	40,910
		529,618
	Automobiles - 1.3%
3,890	Winnebago Industries, Inc.	270,744

	Distributors - 1.2%
7,380	Core-Mark Holding Co., Inc.	240,440

	Diversified Consumer Services - 2.3%
234	Chegg, Inc.*	22,588
11,531	Stride, Inc.*	277,320
5,720	WW International, Inc.*	168,683
		468,591
	Hotels, Restaurants & Leisure - 2.0%
430	Churchill Downs, Inc.	99,171
1,512	Monarch Casino & Resort, Inc.*	102,302
2,830	PlayAGS, Inc.*	23,121
2,770	Red Rock Resorts, Inc. - Class A	83,571
390	Scientific Games Corp.*	18,264
613	Wingstop Inc.	83,460
		409,889
	Household Durables - 3.6%
5,680	GoPro, Inc. - Class A*	42,713
1,270	Helen of Troy Ltd. - ADR*[2]	275,336
210	iRobot Corp.*	26,063
2,090	Purple Innovation, Inc.*	76,891
2,120	Sonos, Inc.*	82,553
2,810	Tempur Sealy International, Inc.	93,882
7,730	Vuzix Corp.*	145,479
		742,917
	Internet & Direct Marketing Retail - 2.2%
1,940	Magnite, Inc.*	94,808
1,064	Overstock.com, Inc.*	71,469
2,000	PetMed Express, Inc.	69,420
1,870	The RealReal Inc*	47,760
600	Stamps.com, Inc.*	109,158
960	Stitch Fix, Inc. - Class A*	73,257
		465,872
	Leisure Products - 2.2%
4,110	Callaway Golf Co.	114,875
1,920	Nautilus, Inc.*	35,347
4,420	YETI Holdings, Inc.*	303,963
		454,185
	Multiline Retail - 0.2%
650	Ollie's Bargain Outlet Holdings, Inc.*	53,742

	Specialty Retail - 2.0%
231	America's Car-Mart, Inc.*	31,185
520	RH*	254,993
970	Sleep Number Corp.*	133,016
		419,194
	Textiles, Apparel & Luxury Goods - 0.6%
380	Deckers Outdoor Corp.*	123,922

	TOTAL CONSUMER DISCRETIONARY	4,179,114

	CONSUMER STAPLES - 4.9%
	Beverages - 1.0%
3,370	MGP Ingredients, Inc.	215,276

	Food & Staples Retailing - 0.6%
4,410	The Andersons Inc	115,277

	Food Products - 0.7%
310	Freshpet, Inc.*	48,323
580	Lancaster Colony Corp.	101,308
		149,631
	Personal Products - 2.6%
7,410	e.l.f. Beauty, Inc.*	190,067
450	Medifast, Inc.	113,846
1,980	Nu Skin Enterprises, Inc. - Class A	101,336
1,340	USANA Health Sciences, Inc.*	130,060
		535,309
	TOTAL CONSUMER STAPLES	1,015,493

	ENERGY - 2.6%
	Energy Equipment & Services - 1.3%
1,530	Dril-Quip, Inc.*	51,959
10,350	RPC, Inc.*	65,722
8,890	Solaris Oilfield Infrastructure, Inc. - Class A	104,991
2,880	U.S. Silica Holdings, Inc.	38,333
		261,005
	Oil, Gas & Consumable Fuels - 1.3%
3,620	Dorian LPG Ltd. - ADR*[2]	45,069
7,310	GasLog Ltd. - ADR[2]	43,056
1,160	New Fortress Energy, Inc.	54,822
1,550	Renewable Energy Group, Inc.*	120,543
168	REX American Resources Corp.*	15,804
		279,294
	TOTAL ENERGY	540,299

	FINANCIALS - 11.5%
	Banks - 4.7%
1,485	Bank OZK	61,212
1,540	Berkshire Hills Bancorp, Inc.	31,046
290	Cullen/Frost Bankers, Inc.	30,276
1,629	Customers Bancorp, Inc.*	43,625
4,351	Great Western Bancorp, Inc.	116,737
575	International Bancshares Corp.	25,058
990	National Bank Holdings Corp. - Class A	38,362
2,490	OFG Bancorp - ADR[2]	48,082
560	ServisFirst Bancshares, Inc.	27,754
4,090	TriState Capital Holdings, Inc.*	93,865
6,030	United Community Banks Inc/GA	199,352
1,710	Univest Financial Corp.	43,007
2,304	Western Alliance Bancorp	210,839
		969,215
	Consumer Finance - 1.9%
3,162	Encore Capital Group, Inc.*	105,674
230	LendingTree, Inc.*	61,840
4,540	PROG Holdings, Inc.	227,000
		394,514
	Insurance - 2.7%
11,360	American Equity Investment Life Holding Co.	313,877
2,840	eHealth, Inc.*	168,753
450	Goosehead Insurance, Inc. - Class A	58,293
100	Primerica, Inc.	14,123
		555,046
	Thrifts & Mortgage Finance - 2.2%
2,880	Flagstar Bancorp, Inc.	124,963
2,180	PennyMac Financial Services, Inc.	129,078
2,051	Walker & Dunlop, Inc.	204,403
		458,444
	TOTAL FINANCIALS	2,378,037

	HEALTH CARE - 19.7%
	Biotechnology - 7.8%
12,303	Adverum Biotechnologies, Inc.*	157,848
9,305	Aeglea BioTherapeutics, Inc.*	69,322
1,720	AnaptysBio, Inc.*	49,364
2,520	Apellis Pharmaceuticals, Inc.*	121,388
3,060	Atreca, Inc. - Class A*	53,091
1,180	Celldex Therapeutics Inc.*	31,954
5,681	Constellation Pharmaceuticals, Inc.*	143,161
8,817	Eiger BioPharmaceuticals, Inc.*	89,669
510	Iovance Biotherapeutics, Inc.*	19,023
15,968	IVERIC bio, Inc.*	98,044
2,640	Kiniksa Pharmaceuticals, Ltd. - Class A - ADR*[2]	54,305
7,790	Kura Oncology, Inc.*	218,120
2,490	Magenta Therapeutics, Inc.*	26,170
12,520	Molecular Templates, Inc.*	136,468
1,200	REGENXBIO Inc.*	49,092
930	Revolution Medicines, Inc.*	42,482
1,160	Rhythm Pharmaceuticals, Inc.*	30,067
6,770	Sutro Biopharma, Inc.*	150,294
2,110	Syndax Pharmaceuticals, Inc.*	51,505
350	TG Therapeutics, Inc.*	15,320
400	uniQure NV - ADR*[2]	14,680
		1,621,367

	Health Care Equipment & Supplies - 4.2%
5,110	Antares Pharma, Inc.*	21,717
1,820	Cardiovascular Systems, Inc.*	75,166
310	Glaukos Corp.*	29,314
2,820	InMode Ltd. - ADR*[2]	194,467
24,047	Sientra, Inc.*	187,086
1,440	Tactile Systems Technology, Inc.*	73,181
1,640	Tandem Diabetes Care, Inc.*	157,424
8,353	Zynex Inc.*	121,285
		859,640
	Health Care Providers & Services - 2.7%
1,175	Addus HomeCare Corp.*	126,395
680	Fulgent Genetics, Inc.*	68,857
1,290	HealthEquity, Inc.*	106,231
1,099	The Joint Corp.*	43,751
1,550	Ontrak, Inc.*	91,357
2,890	Progyny, Inc.*	121,640
		558,231
	Health Care Technology - 1.4%
12,722	NextGen Healthcare, Inc.*	237,902
1,030	Vocera Communications, Inc.*	44,125
		282,027
	Life Sciences Tools & Services - 3.2%
1,610	Bruker Corp.	98,178
5,307	Codexis, Inc.*	117,338
6,080	Luminex Corp.	197,721
1,120	NanoString Technologies, Inc.*	78,165
970	NeoGenomics, Inc.*	49,441
2,870	Personalis, Inc.*	88,482
470	Quanterix Corp.*	35,602
		664,927
	Pharmaceuticals - 0.4%
21,180	BioDelivery Sciences International, Inc.*	88,956

	TOTAL HEALTH CARE	4,075,148

	INDUSTRIALS - 13.5%
	Aerospace & Defense - 0.9%
380	AeroVironment, Inc.*	41,830
650	Axon Enterprise, Inc.*	107,569
350	HEICO Corp.	44,023
		193,422
	Building Products - 0.9%
1,260	Trex Co, Inc.*	115,466
950	UFP Industries, Inc.	57,950
		173,416
	Commercial Services & Supplies - 2.1%
5,310	Knoll, Inc.	86,606
3,313	McGrath RentCorp	257,288
1,480	US Ecology, Inc.*	56,551
960	Viad Corp	40,166
		440,611
	Construction & Engineering - 1.4%
1,240	Ameresco Inc. - Class A*	70,829
1,909	NV5 Global, Inc.*	197,123
1,980	Tutor Perini Corp.*	29,106
		297,058
	Electrical Equipment - 3.1%
770	Bloom Energy Corp. - Class A*	21,968
1,720	Encore Wire Corp.	112,711
1,360	FuelCell Energy, Inc.*	23,038
1,773	Plug Power, Inc.*	85,778
4,041	Sunrun Inc.*	252,886
1,530	TPI Composites, Inc.*	72,920
720	Vicor Corp.*	70,913
		640,214
	Machinery - 0.9%
789	Alamo Group Inc.	120,425
510	Allison Transmission Holdings, Inc.	19,339
1,850	Energy Recovery, Inc.*	32,560
540	The ExOne Co*	18,414
		190,738
	Professional Services - 1.0%
460	Exponent, Inc.	44,377
840	Insperity, Inc.	74,508
960	TriNet Group, Inc.*	77,059
		195,944
	Road & Rail - 0.8%
9,820	Marten Transport Ltd.	158,888

	Trading Companies & Distributors - 2.4%
6,460	CAI International, Inc.	284,240
5,190	H&E Equipment Services, Inc.	160,527
330	SiteOne Landscape Supply, Inc.*	52,308
		497,075
	TOTAL INDUSTRIALS	2,787,366

	INFORMATION TECHNOLOGY - 11.3%
	Communications Equipment - 0.7%
2,290	Calix, Inc.*	90,478
3,950	Inseego Corp.*	57,630
		148,108
	Electronic Equipment, Instruments & Components - 2.4%
2,980	Arlo Technologies, Inc.*	20,741
1,500	Dolby Laboratories, Inc. - Class A	146,445
2,599	ePlus, Inc.*	245,762
1,720	nLight, Inc.*	65,566
1,740	Powerfleet, Inc.*	13,694
		492,208
	IT Services - 0.1%
272	BM Technologies, Inc.*	3,427
1,349	Grid Dynamics Holdings, Inc.*	20,114
		23,541
	Semiconductors & Semiconductor Equipment - 2.5%
4,410	Axcelis Technologies, Inc.*	162,597
3,190	Cirrus Logic, Inc.*	260,878
770	DSP Group, Inc.*	11,989
8,220	NeoPhotonics Corp.*	78,994
		514,458
	Software - 4.7%
4,120	2U, Inc.*	163,276
3,250	8x8, Inc.*	111,182
3,020	A10 Networks, Inc.*	28,207
300	Alarm.com Holdings, Inc.*	26,364
190	Alteryx, Inc. - Class A*	18,164
16,720	Box, Inc. - Class A*	306,812
2,390	LivePerson, Inc.*	156,832
810	Manhattan Associates, Inc.*	99,589
1,530	Nutanix, Inc. - Class A*	46,336
		956,762
	Technology Hardware, Storage & Peripherals - 1.0%
1,760	Avid Technology, Inc.*	34,127
3,180	Pure Storage, Inc. - Class A*	74,348
4,800	Quantum Corp.*	40,032
1,870	Super Micro Computer, Inc.*	61,018
		209,525
	TOTAL INFORMATION TECHNOLOGY	2,344,602

	MATERIALS - 3.0%
	Chemicals - 0.4%
4,140	Livent Corp.*	77,087

	Construction Materials - 0.9%
6,590	Summit Materials, Inc. - Class A*	182,609

	Metals & Mining - 0.1%
2,010	Cleveland-Cliffs, Inc.	26,813

	Paper & Forest Products - 1.6%
3,800	Boise Cascade Co.	189,772
910	Louisiana-Pacific Corp.	43,325
5,779	Mercer International, Inc.	88,823
1,260	Verso Corp. - Class A	15,750
		337,670
	TOTAL MATERIALS	624,179

	REAL ESTATE - 1.1%
	Real Estate Management & Development - 1.1%
1,370	RE/MAX Holdings, Inc. - Class A	57,157
10,640	Realogy Holdings Corp.*	160,451
	TOTAL REAL ESTATE	217,608

	UTILITIES - 1.2%
	Independent Power and Renewable Electricity Producers - 0.8%
5,910	Clearway Energy, Inc.	162,289

	Water Utilities - 0.4%
960	American States Water Co.	70,128
1,480	Cadiz, Inc.*	16,087
		86,215
	TOTAL UTILITIES	248,504

	TOTAL COMMON STOCKS
	(Cost $15,708,937)	19,280,819

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
8,770	CareTrust REIT, Inc.	194,519
1,640	CoreCivic, Inc.	11,775
4,230	Easterly Government Properties, Inc.	92,975
5,900	Independence Realty Trust, Inc.	82,836
1,230	Innovative Industrial Properties, Inc.	239,850
6,390	Invesco Mortgage Capital, Inc.	24,857
1,610	National Storage Affiliates Trust	62,065
5,820	Park Hotels & Resorts, Inc.	126,585
8,690	Service Properties Trust	111,580
	TOTAL REITS
	(Cost $755,043)	947,042

	RIGHTS - 0.0%
	Diversified Financial Services - 0.0%
7,920	NewStar Financial, Inc. CVR*[1]	818
	TOTAL RIGHTS
	(Cost $ - )	818

	SHORT-TERM INVESTMENT - 1.1%
232,118	First American Treasury Obligations Fund - Class X, 0.03%[3]	232,118
	TOTAL SHORT-TERM INVESTMENT
	(Cost $232,118)	232,118

	TOTAL INVESTMENTS - 98.9%
	(Cost $16,696,098)	20,460,797
	Other Assets in Excess of Liabilities - 1.1%	219,504
	TOTAL NET ASSETS - 100.0%	$20,680,301

ADR - American Depositary Receipt

*	Non-Income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.004% of Net Assets. The total value of these securities is $818.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
February 28, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	20.2%
Health Care	19.7%
Industrials	13.5%
Financials	11.5%
Information Technology	11.3%
Consumer Staples	4.9%
Communication Services	4.2%
Materials	3.0%
Energy	2.6%
Utilities	1.2%
Real Estate	1.1%
Total Common Stocks	93.2%
REITs	4.6%
Rights	0.0%
Short-Term Investment	1.1%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

North Square Dynamic Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$19,280,819	$-	$-	$19,280,819
REITs[1]	947,042	-	-	947,042
Rights	-	-	818	818
Short-Term Investment	232,118	-	-	232,118
Total	$20,459,979	$-	$818	$20,460,797

For a detailed break-out of common stocks by major sector and industry classification, please refer to the Schedule of Investments.

[1]	All common stocks and REITs held in the Fund are Level 1 securities.
*	The Fund did not hold any Level 2 securities at period end.